Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
April 30, 2022
EQU-K6-NPRT1-0622
1.9893874.102
Common Stocks - 94.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	11,313	213,363
Verizon Communications, Inc.	12,820	593,566
		806,929
Entertainment - 1.2%
The Walt Disney Co. (a)	13,030	1,454,539
Warner Bros Discovery, Inc. (a)	2,736	49,658
		1,504,197
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	597	1,362,467
Media - 2.3%
Comcast Corp. Class A	40,145	1,596,165
Interpublic Group of Companies, Inc.	30,147	983,395
Shaw Communications, Inc. Class B	11,257	335,261
		2,914,821
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	2,429	132,317
T-Mobile U.S., Inc. (a)	10,380	1,278,193
		1,410,510
TOTAL COMMUNICATION SERVICES		7,998,924
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	5,083	1,266,480
Household Durables - 0.2%
Tempur Sealy International, Inc.	10,394	281,781
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	2,274	118,066
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	2,261	367,299
Kohl's Corp.	6,929	401,051
Nordstrom, Inc.	5,486	140,990
Target Corp.	4,427	1,012,234
		1,921,574
Specialty Retail - 1.3%
Best Buy Co., Inc.	2,922	262,775
Burlington Stores, Inc. (a)	2,438	496,279
Dick's Sporting Goods, Inc.	2,687	259,081
Lowe's Companies, Inc.	1,707	337,525
TJX Companies, Inc.	4,916	301,252
		1,656,912
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	3,551	258,442
Tapestry, Inc.	11,181	368,079
		626,521
TOTAL CONSUMER DISCRETIONARY		5,871,334
CONSUMER STAPLES - 10.6%
Beverages - 3.4%
Diageo PLC	13,560	676,493
Keurig Dr. Pepper, Inc.	37,619	1,406,951
The Coca-Cola Co.	33,080	2,137,299
		4,220,743
Food & Staples Retailing - 3.3%
Albertsons Companies, Inc.	7,696	240,731
BJ's Wholesale Club Holdings, Inc. (a)	8,037	517,181
Costco Wholesale Corp.	748	397,727
Walmart, Inc.	19,743	3,020,482
		4,176,121
Food Products - 1.3%
Bunge Ltd.	3,041	343,998
Mondelez International, Inc.	14,328	923,869
Nestle SA (Reg. S)	2,701	348,683
		1,616,550
Household Products - 2.4%
Procter & Gamble Co.	18,688	3,000,358
Personal Products - 0.2%
Unilever PLC	5,756	267,597
TOTAL CONSUMER STAPLES		13,281,369
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	17,797	1,101,498
ConocoPhillips Co.	11,228	1,072,499
Enterprise Products Partners LP	26,780	693,870
Exxon Mobil Corp.	39,601	3,375,985
Hess Corp.	5,200	535,964
Imperial Oil Ltd.	20,443	1,029,271
Phillips 66 Co.	8,355	724,880
Suncor Energy, Inc.	32,869	1,181,560
Thungela Resources Ltd.	839	14,229
Valero Energy Corp.	8,720	972,106
		10,701,862
FINANCIALS - 14.4%
Banks - 9.4%
Bank of America Corp.	84,117	3,001,295
Huntington Bancshares, Inc.	55,493	729,733
JPMorgan Chase & Co.	28,714	3,427,303
M&T Bank Corp.	8,281	1,379,946
PNC Financial Services Group, Inc.	6,039	1,003,078
Wells Fargo & Co.	52,879	2,307,111
		11,848,466
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,358	848,315
Consumer Finance - 1.3%
Capital One Financial Corp.	12,999	1,619,935
Insurance - 3.0%
American Financial Group, Inc.	5,607	776,457
Chubb Ltd.	6,430	1,327,474
Hartford Financial Services Group, Inc.	9,422	658,880
The Travelers Companies, Inc.	5,826	996,596
		3,759,407
TOTAL FINANCIALS		18,076,123
HEALTH CARE - 19.1%
Biotechnology - 2.4%
AbbVie, Inc.	8,735	1,282,997
Amgen, Inc.	7,345	1,712,781
		2,995,778
Health Care Providers & Services - 3.8%
Cigna Corp.	4,913	1,212,430
UnitedHealth Group, Inc.	6,948	3,533,410
		4,745,840
Life Sciences Tools & Services - 1.8%
Danaher Corp.	9,079	2,280,009
Pharmaceuticals - 11.1%
AstraZeneca PLC (United Kingdom)	11,142	1,486,802
Bristol-Myers Squibb Co.	35,874	2,700,236
Eli Lilly & Co.	7,248	2,117,358
Johnson & Johnson	16,590	2,993,831
Merck & Co., Inc.	18,088	1,604,225
Roche Holding AG (participation certificate)	3,482	1,291,175
Sanofi SA	17,080	1,805,269
		13,998,896
TOTAL HEALTH CARE		24,020,523
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.4%
Huntington Ingalls Industries, Inc.	2,247	478,027
Lockheed Martin Corp.	1,093	472,307
Northrop Grumman Corp.	2,110	927,134
The Boeing Co. (a)	7,932	1,180,599
		3,058,067
Air Freight & Logistics - 1.2%
Deutsche Post AG	9,314	397,917
United Parcel Service, Inc. Class B	6,206	1,116,956
		1,514,873
Building Products - 0.5%
Johnson Controls International PLC	9,633	576,728
Electrical Equipment - 0.6%
AMETEK, Inc.	6,290	794,175
Industrial Conglomerates - 2.2%
General Electric Co.	14,978	1,116,610
Hitachi Ltd.	5,700	270,331
Roper Technologies, Inc.	2,040	958,637
Siemens AG	3,428	421,490
		2,767,068
Machinery - 1.3%
Crane Co.	3,815	367,117
Fortive Corp.	7,515	432,113
ITT, Inc.	7,638	536,340
Nordson Corp.	1,705	367,751
		1,703,321
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	25	72,356
Professional Services - 0.2%
Clarivate Analytics PLC (a)	14,316	224,475
Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,353	360,953
Transportation Infrastructure - 0.3%
Aena SME SA (a)(b)	2,640	374,641
TOTAL INDUSTRIALS		11,446,657
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	41,827	2,048,686
IT Services - 1.8%
Accenture PLC Class A	3,433	1,031,136
Amdocs Ltd.	4,935	393,270
Genpact Ltd.	14,991	603,688
Visa, Inc. Class A	1,378	293,693
		2,321,787
Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	5,717	977,035
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,782	1,094,901
		2,071,936
Software - 2.3%
Microsoft Corp.	6,122	1,698,977
NortonLifeLock, Inc.	14,137	353,990
Open Text Corp.	20,105	805,202
		2,858,169
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	2,776	437,636
Samsung Electronics Co. Ltd.	16,337	866,027
Seagate Technology Holdings PLC	1,849	151,692
		1,455,355
TOTAL INFORMATION TECHNOLOGY		10,755,933
MATERIALS - 3.6%
Chemicals - 1.4%
Linde PLC	4,600	1,435,016
Nutrien Ltd.	3,218	316,226
		1,751,242
Containers & Packaging - 1.8%
Ball Corp.	4,296	348,663
Crown Holdings, Inc.	9,227	1,015,339
Packaging Corp. of America	5,579	899,167
		2,263,169
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	9,355	414,342
Lundin Mining Corp.	14,414	131,613
		545,955
TOTAL MATERIALS		4,560,366
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	3,078	741,860
Lamar Advertising Co. Class A	12,656	1,397,349
Public Storage	2,407	894,201
		3,033,410
UTILITIES - 6.6%
Electric Utilities - 3.7%
Constellation Energy Corp.	7,560	447,628
Exelon Corp.	16,721	782,208
FirstEnergy Corp.	10,194	441,502
NextEra Energy, Inc.	22,922	1,627,920
NRG Energy, Inc.	8,942	321,018
PG&E Corp. (a)	22,231	281,222
Southern Co.	10,170	746,376
		4,647,874
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	16,512	413,130
Multi-Utilities - 2.6%
Ameren Corp.	7,151	664,328
CenterPoint Energy, Inc.	22,228	680,399
Dominion Energy, Inc.	13,936	1,137,735
WEC Energy Group, Inc.	7,029	703,251
		3,185,713
TOTAL UTILITIES		8,246,717
TOTAL COMMON STOCKS (Cost $101,230,636)		117,993,218

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c) (Cost $7,708,332)	7,706,791	7,708,332

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $108,938,968)	125,701,550
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(202,174)
NET ASSETS - 100.0%	125,499,376

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,641 or 0.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	92,940	15,183,924	7,568,532	2,849	-	-	7,708,332	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	-	624,339	624,339	12	-	-	-	0.0%
Total	92,940	15,808,263	8,192,871	2,861	-	-	7,708,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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